Consolidated statements of operations - EUR (€) € in Thousands, shares in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue		€ 485,942	€ 298,842	€ 209,137
Revenue from related party		268,227	194,241	100,195
Total revenue		754,169	493,083	309,332
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1],[2]	4,273	2,946	1,443
Selling and marketing	[1]	674,729	461,219	286,234
Technology and content	[1]	51,658	28,693	15,388
General and administrative, including related party shared service fee	[1],[3]	54,097	18,065	6,536
Amortization of intangible assets		13,857	30,030	30,025
Operating income (loss)		(44,445)	(47,870)	(30,294)
Other income (expense)
Interest expense		(137)	(147)	(11)
Other, net		(139)	(2,667)	(1,435)
Total other income (expense), net		(276)	(2,814)	(1,446)
Income (loss) before income taxes		(44,721)	(50,684)	(31,740)
Expense (benefit) for income taxes		6,670	(11,318)	(8,644)
Net loss		(51,391)	(39,366)	(23,096)
Net loss attributable to noncontrolling interests		710	239	0
Net loss attributable to trivago N.V.		€ (50,681)	€ (39,127)	€ (23,096)
Earnings per share attributable to trivago N.V. available to common stockholders:
Basic and diluted (in EUR per share)	[4]	€ 0.00
Shares used in computing earnings per share:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted		237,811

[1]	Includes share-based compensation as follows: Year ended December 31, 201420152016Cost of revenue—238737Selling and marketing1,0523,36010,913Technology and content, net of capitalized internal-use software and website development costs1,2074,54515,816General and administrative1235,98626,256
[2]	Year ended December 31, 201420152016Amortization of acquired technology included in Amortization of intangible assets is as follows:19,92719,9273,750Amortization of internal use software and website development costs included in Technology and content is as follows:1914751,410
[3]	Includes related party shared service fee as follows: Year ended December 31, 201420152016General and administrative1,5062,8264,185
[4]	Represents earnings per share of Class A and Class B common stock and weighted-average shares of Class A and Class B common stock outstanding for the period from December 16, 2016 through December 31, 2016, the period following the capitalization of the parent company and IPO (see Note 13).